WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
Warrants
Schedule of warrant activity
Schedule of warrant activity
# of Warrants
Balance, December 31, 2020	2,388,675

Warrants granted	146,605
Warrants exercised	(44,206)
Warrants expired	–

Balance, September 30, 2021	2,491,074

Exercisable, September 30, 2021	2,491,074